Stockholder's Equity (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Number of Shares
Outstanding at beginning	46,201,477
Outstanding at ending	46,201,477	46,201,477
Outstanding at beginning	$ 0.08
Outstanding at ending	$ 0.08	$ 0.08
Weighted Average Remaining Life
Outstanding at beginning	1 year 10 months 25 days
Outstanding at end	1 year 7 months 6 days
Warrant [Member]
Number of Shares
Outstanding at beginning	46,201,477	48,164,543	51,138,697
Granted		2,470,267	1,153,846
Exercised/Cancelled		(4,333,333)	(4,128,000)
Outstanding at ending		46,201,477	48,164,543
Outstanding at beginning	$ 0.08	$ 0.11	$ 0.11
Granted		0.14	0.14
Exercised/Cancelled		0.05	0.08
Outstanding at ending		$ 0.08	$ 0.11
Weighted Average Remaining Life
Outstanding at beginning		2 years 9 months 18 days	2 years 9 months 18 days
Granted		5 years	5 years
Outstanding at end		2 years 10 months 25 days	1 year 10 months 25 days